Segment Information (Details)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Customers Revenue [Member]
Segment Information (Details) [Line Items]
Customers revenue percentage	10.00%
Customers [Member]
Segment Information (Details) [Line Items]
Customers revenue percentage	78.18%	79.50%
Customer A [Member]
Segment Information (Details) [Line Items]
Customers revenue percentage	34.90%	43.50%
Customer B [Member]
Segment Information (Details) [Line Items]
Customers revenue percentage	23.00%	19.80%
Customer C [Member]
Segment Information (Details) [Line Items]
Customers revenue percentage	20.20%
Customer D [Member]
Segment Information (Details) [Line Items]
Customers revenue percentage		16.20%